Concentration and Risks - Additional Information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Concentration and Risks
Cash, cash equivalents and restricted cash subject to currency conversion controls	¥ 12,027,125	¥ 6,219,252